THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 36.1%

	Face Amount	Value

Communication Services — 1.2%
T-Mobile USA
Callable 04/15/2026 @ $102
3.500%, 04/15/2031	$1,500,000	$1,348,753

Consumer Discretionary — 1.6%
Ford Motor Credit
Callable 04/28/2027 @ $100
4.950%, 05/28/2027	1,000,000	953,815
Newell Brands
Callable 10/01/2035 @ $100
5.875%, 04/01/2036	1,000,000	885,895

		1,839,710

Consumer Staples — 2.1%
Albertsons
Callable 02/15/2025 @ $103
6.500%, 02/15/2028 (A)	500,000	501,250
Kraft Heinz Foods
Callable 04/01/2039 @ $100
4.625%, 10/01/2039	2,000,000	1,833,247

		2,334,497

Energy — 2.4%
Chesapeake Energy
Callable 02/05/2024 @ $103
5.875%, 02/01/2029 (A)	1,500,000	1,427,835
Energy Transfer
7.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.306% (B)	1,500,000	1,261,500
Callable 05/15/2030 @ $100

		2,689,335

Financials — 8.8%
Ashtead Capital
Callable 05/11/2032 @ $100
5.500%, 08/11/2032 (A)	2,000,000	1,964,717
First Maryland Capital II
Callable 05/08/2023 @ $100
5.664%, ICE LIBOR USD 3 Month + 0.850%, 02/01/2027	2,411,000	2,208,530
FXI Holdings
Callable 05/08/2023 @ $100
7.875%, 11/01/2024 (A)	1,500,000	1,398,750

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Financials — continued
New York Life Insurance
5.875%, 05/15/2033 (A)	$1,750,000	$1,845,414
State Street
Callable 05/08/2023 @ $100
5.424%, ICE LIBOR USD 3 Month + 0.560%, 05/15/2028	2,750,000	2,510,653

		9,928,064

Health Care — 5.6%
Bristol-Myers Squibb
Callable 04/26/2029 @ $100
3.400%, 07/26/2029	619,000	588,857
Centene
Callable 12/15/2024 @ $102
4.625%, 12/15/2029	2,500,000	2,350,600
Health Care Service A Mutual Legal Reserve
Callable 03/01/2030 @ $100
2.200%, 06/01/2030 (A)	2,000,000	1,665,558
Merck
Callable 09/07/2038 @ $100
3.900%, 03/07/2039	1,900,000	1,741,204

		6,346,219

Industrials — 7.9%
American Airlines Pass Through Trust, Cl B
3.950%, 07/11/2030	1,910,000	1,676,048
BNSF Funding Trust I
Callable 01/15/2026 @ $100
6.613%, ICE LIBOR USD 3 Month + 2.350%, 12/15/2055	1,500,000	1,410,810
Boeing
Callable 11/01/2034 @ $100
3.250%, 02/01/2035	1,300,000	1,061,396
Delta Air Lines
4.500%, 10/20/2025 (A)	2,750,000	2,703,775
Regal Rexnord
Callable 12/15/2029 @ $100
6.300%, 02/15/2030 (A)	2,000,000	2,013,810

		8,865,839

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Information Technology — 0.9%
Dell International
Callable 06/15/2041 @ $100
3.375%, 12/15/2041 (A)	$1,500,000	$1,050,056

Utilities — 5.6%
Duke Energy Carolinas
Callable 12/15/2031 @ $100
2.850%, 03/15/2032	1,250,000	1,086,328
FirstEnergy
Callable 04/15/2027 @ $100
4.150%, 07/15/2027	2,000,000	1,905,000
Pacific Gas and Electric
Callable 06/01/2046 @ $100
4.000%, 12/01/2046	2,000,000	1,411,675
Vistra Operations
5.125%, 05/13/2025 (A)	2,000,000	1,949,051

		6,352,054

TOTAL CORPORATE OBLIGATIONS (Cost $43,631,431)		40,754,527

ASSET-BACKED SECURITIES — 25.3%

Other ABS — 15.0%
BSPRT Issuer, Ser 2021-FL6, Cl B
Callable 04/15/2023 @ $100
6.284%, ICE LIBOR USD 1 Month + 1.600%, 03/15/2036 (A)	1,500,000	1,382,278
Crestline Denali CLO XVI, Ser 2018-1A, Cl A
Callable 04/20/2023 @ $100
5.928%, ICE LIBOR USD 3 Month + 1.120%, 01/20/2030 (A)	2,500,000	2,461,077
Deerpath Capital CLO, Ser 2020-1A, Cl A1
6.642%, ICE LIBOR USD 3 Month + 1.850%, 04/17/2032 (A)	2,500,000	2,461,457
First Eagle BSL CLO, Ser 2020-1A, Cl C
Callable 04/20/2023 @ $100
9.158%, ICE LIBOR USD 3 Month + 4.350%, 01/20/2033 (A)	2,600,000	2,333,305
Halcyon Loan Advisors Funding, Ser 2017-3A, Cl C1R
Callable 04/22/2023 @ $100
7.465%, ICE LIBOR USD 3 Month + 2.650%, 10/22/2025 (A)	193,295	192,483

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value

Other ABS — continued
Mountain View CLO X, Ser 2018-10A, Cl CR
Callable 04/13/2023 @ $100
6.665%, ICE LIBOR USD 3 Month + 1.850%, 10/13/2027 (A)	$1,805,000	$1,793,293
OCP CLO, Ser 2021-13A, Cl DR
Callable 04/15/2023 @ $100
11.292%, ICE LIBOR USD 3 Month + 6.500%, 07/15/2030 (A)	2,000,000	1,802,046
Thunderbolt Aircraft Lease, Ser 2017-A, Cl B
Callable 04/15/2024 @ $100
5.750%, 05/17/2032 (A) (C)	1,605,347	1,169,041
Trinitas CLO XII, Ser 2020-12A, Cl C
Callable 04/25/2023 @ $100
7.818%, ICE LIBOR USD 3 Month + 3.000%, 04/25/2033 (A)	1,500,000	1,441,361
Trinitas CLO XIV, Ser 2020-14A, Cl D
Callable 04/25/2023 @ $100
9.118%, ICE LIBOR USD 3 Month + 4.300%, 01/25/2034 (A)	2,000,000	1,841,564

		16,877,905

Student Loan — 10.3%
ECMC Group Student Loan Trust, Ser 2019-1A, Cl A1A
Callable 07/25/2031 @ $100
2.720%, 07/25/2069 (A)	1,577,886	1,410,788
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
Callable 12/15/2027 @ $100
6.284%, ICE LIBOR USD 1 Month + 1.600%, 10/15/2031 (A)	2,016,958	2,011,018
Navient Private Education Loan Trust, Ser 2015-AA, Cl A3
Callable 05/15/2029 @ $100
6.384%, ICE LIBOR USD 1 Month + 1.700%, 11/15/2030 (A)	2,000,000	1,993,552
SLM Student Loan Trust, Ser 2014-2, Cl A3
Callable 01/25/2031 @ $100
5.435%, ICE LIBOR USD 1 Month + 0.590%, 03/25/2055	1,219,349	1,178,738

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value

Student Loan — continued
SMB Private Education Loan Trust, Ser 2015-C, Cl A3
Callable 02/15/2029 @ $100
6.634%, ICE LIBOR USD 1 Month + 1.950%, 08/16/2032 (A)	$496,304	$496,198
SMB Private Education Loan Trust, Ser 2015-C, Cl B
Callable 02/15/2029 @ $100
3.500%, 09/15/2043 (A)	3,660,000	3,461,859
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
6.134%, ICE LIBOR USD 1 Month + 1.450%, 02/17/2032 (A)	1,093,548	1,091,268

		11,643,421

TOTAL ASSET-BACKED SECURITIES (Cost $30,369,658)		28,521,326

MORTGAGE-BACKED SECURITIES — 22.8%

Agency Mortgage-Backed Obligations — 5.5%
FHLMC Multifamily Structured Pass - Through, Ser K043, Cl X3, IO
Callable 10/25/2024 @ $100
1.635%, 02/25/2043 (D)	20,425,000	551,365
FHLMC Multifamily Structured Pass - Through, Ser K106, Cl A1
Callable 02/25/2030 @ $100
1.783%, 10/25/2029	2,026,678	1,822,953
FHLMC, Ser 2016-4609, Cl QV
3.000%, 05/15/2044	4,020,000	3,812,667

		6,186,985

Non-Agency Mortgage-Backed Obligations — 17.3%
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl M1
Callable 04/25/2023 @ $100
3.269%, 11/25/2059 (A) (C)	1,150,000	992,338
FREMF Mortgage Trust, Ser K29, Cl C
Callable 05/25/2023 @ $100
3.878%, 05/25/2046 (A) (D)	2,000,000	1,992,294
FREMF Mortgage Trust, Ser K41, Cl B
Callable 11/25/2024 @ $100
3.834%, 11/25/2047 (A) (D)	1,735,000	1,686,706

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

Non-Agency Mortgage-Backed Obligations — continued
FREMF Mortgage Trust, Ser K47, Cl C
Callable 05/25/2025 @ $100
3.587%, 06/25/2048 (A) (D)	$3,000,000	$2,882,305
FREMF Mortgage Trust, Ser K65, Cl B
Callable 07/25/2027 @ $100
4.078%, 07/25/2050 (A) (D)	2,650,000	2,525,965
FREMF Mortgage Trust, Ser K69, Cl B
Callable 10/25/2027 @ $100
3.727%, 10/25/2049 (A) (D)	3,895,000	3,670,966
FREMF Mortgage Trust, Ser K728, Cl C
Callable 11/25/2024 @ $100
3.651%, 11/25/2050 (A) (D)	1,500,000	1,449,205
JP Morgan Mortgage Trust, Ser 2017-1, Cl A11
Callable 07/25/2029 @ $100
3.448%, 01/25/2047 (A) (D)	654,124	591,072
Sequoia Mortgage Trust, Ser 2017-5, Cl A1
Callable 05/25/2028 @ $100
3.500%, 08/25/2047 (A) (D)	1,926,818	1,756,982
Sequoia Mortgage Trust, Ser 2021-5, Cl A5
2.000%, 07/25/2051 (A) (D)	2,358,291	1,978,170

		19,526,003

TOTAL MORTGAGE-BACKED SECURITIES (Cost $27,646,823)		25,712,988

U.S. TREASURY OBLIGATIONS — 7.9%

United States Treasury Bills
4.582%, 11/02/2023 (E)	3,200,000	3,114,939

United States Treasury Inflation Indexed Bonds
1.000%, 02/15/2048	1,213,200	1,079,748

United States Treasury Notes
2.875%, 10/31/2023	700,000	692,836
1.875%, 08/31/2024	1,500,000	1,449,082
1.625%, 04/30/2023	1,150,000	1,147,334
1.375%, 09/30/2023	1,500,000	1,475,742

		4,764,994

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,112,261)		8,959,681

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2023 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%

	Face Amount	Value

FFCB
6.440%, 11/01/2032	$2,500,000	$2,499,783

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,500,000)		2,499,783

PREFERRED STOCK — 1.7%

	Shares

Financials — 1.0%
Wells Fargo 4.750%	60,000	1,152,600

Utilities — 0.7%
Duke Energy 5.625%	29,058	727,903

TOTAL PREFERRED STOCK (Cost $2,298,490)		1,880,503

CONVERTIBLE BOND — 1.1%

	Face Amount

Health Care — 1.1%
Ionis Pharmaceuticals CV to 12.0075 0.125%, 12/15/2024	1,400,000	1,288,286

TOTAL CONVERTIBLE BOND (Cost $1,298,861)		1,288,286

TOTAL INVESTMENTS — 97.1% (Cost $116,857,524)		$109,617,094

Percentages are based on Net Assets of $112,873,260.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2023 was $63,388,807 and represents 56.2% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2023. The coupon on a step bond changes on a specified date.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2023 (Unaudited)

(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ABS — Asset-Backed Security

BSL — Broadly Syndicated Loans

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

FFCB — Federal Farm Credit Banks

FHLMC — Federal Home Loan Mortgage Corporation

FREMF — Freddie Mac Multi-Family

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR— London Interbank Offered Rate

Ser — Series

USD — U.S. Dollar

The open futures contracts held by the Fund at March 31, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2-Year Treasury Note	35	Jun-2023	$7,146,077	$7,225,860	$79,782

Short Contracts
U.S. 5-Year Treasury Note	(22)	Jun-2023	$(2,359,632)	$(2,409,172)	$(49,540)
U.S. Ultra Long Treasury Bond	(54)	Jun-2023	(7,313,094)	(7,620,750)	(307,656)
Ultra 10-Year U.S. Treasury Note	(3)	Jun-2023	(351,322)	(363,422)	(12,100)

			(10,024,048)	(10,393,344)	(369,296)

			$(2,877,971)	$(3,167,484)	$(289,514)

PNN-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND MARCH 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 43.6%

	Face Amount	Value

Communication Services — 5.1%
Activision Blizzard
Callable 03/15/2050 @ $100
2.500%, 09/15/2050	$1,842,000	$1,234,692
Alphabet
Callable 02/15/2060 @ $100
2.250%, 08/15/2060	571,000	352,013
Electronic Arts
Callable 08/15/2050 @ $100
2.950%, 02/15/2051	425,000	292,530
Callable 11/15/2030 @ $100
1.850%, 02/15/2031	337,000	277,978

		2,157,213

Consumer Discretionary — 9.8%
Graham Holdings
Callable 04/17/2023 @ $103
5.750%, 06/01/2026 (A)	1,259,000	1,234,007
Macy’s Retail Holdings
Callable 07/15/2041 @ $100
5.125%, 01/15/2042	250,000	166,248
Callable 08/15/2042 @ $100
4.300%, 02/15/2043	350,000	215,515
Macy’s Retail Holdings
7.000%, 02/15/2028	113,000	112,435
Murphy Oil USA
Callable 05/08/2023 @ $102
5.625%, 05/01/2027	246,000	238,074
Callable 09/15/2024 @ $102
4.750%, 09/15/2029	864,000	787,026
Service International
Callable 08/15/2025 @ $102
3.375%, 08/15/2030	1,538,000	1,311,145
Signet UK Finance
Callable 03/15/2024 @ $100
4.700%, 06/15/2024	100,000	97,662

		4,162,112

Consumer Staples — 3.2%
Ingles Markets
Callable 06/15/2026 @ $102
4.000%, 06/15/2031 (A)	1,594,000	1,385,345

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Energy — 3.1%
Cheniere Energy
Callable 10/15/2023 @ $102
4.625%, 10/15/2028	$514,000	$488,577
Chord Energy
Callable 06/01/2023 @ $103
6.375%, 06/01/2026 (A)	197,000	195,123
Magnolia Oil & Gas Operating
Callable 04/17/2023 @ $102
6.000%, 08/01/2026 (A)	640,000	622,304

		1,306,004

Health Care — 7.5%
Hologic
Callable 05/08/2023 @ $102
4.625%, 02/01/2028 (A)	100,000	97,072
Callable 09/28/2023 @ $102
3.250%, 02/15/2029 (A)	205,000	182,382
Owens & Minor
Callable 09/15/2024 @ $100
4.375%, 12/15/2024	607,000	585,434
Regeneron Pharmaceuticals
Callable 03/15/2050 @ $100
2.800%, 09/15/2050	1,770,000	1,180,502
Royalty Pharma
Callable 03/02/2050 @ $100
3.550%, 09/02/2050	1,635,000	1,127,056

		3,172,446

Industrials — 7.1%
Allegion US Holding
Callable 08/01/2024 @ $100
3.200%, 10/01/2024	24,000	23,300
Emerson Electric
Callable 06/21/2051 @ $100
2.800%, 12/21/2051	275,000	186,971
Callable 04/15/2050 @ $100
2.750%, 10/15/2050	1,000,000	670,535
Korn Ferry
Callable 05/08/2023 @ $102
4.625%, 12/15/2027 (A)	896,000	846,720

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Industrials — continued
Mueller Water Products
Callable 06/15/2024 @ $102
4.000%, 06/15/2029 (A)	$1,445,000	$1,290,778

		3,018,304

Information Technology — 6.6%
Amphenol
Callable 06/15/2031 @ $100
2.200%, 09/15/2031	41,000	34,008
Cadence Design Systems
Callable 07/15/2024 @ $100
4.375%, 10/15/2024	108,000	106,727
Ciena
Callable 01/31/2025 @ $102
4.000%, 01/31/2030 (A)	396,000	344,520
Keysight Technologies
Callable 07/30/2024 @ $100
4.550%, 10/30/2024	1,090,000	1,078,418
Skyworks Solutions
Callable 03/01/2031 @ $100
3.000%, 06/01/2031	649,000	539,986
VeriSign
Callable 05/08/2023 @ $102
4.750%, 07/15/2027	367,000	366,076
Callable 03/15/2031 @ $100
2.700%, 06/15/2031	400,000	339,143

		2,808,878

Materials — 1.2%
Freeport-McMoRan
Callable 08/14/2024 @ $100
4.550%, 11/14/2024	499,000	496,196

TOTAL CORPORATE OBLIGATIONS (Cost $19,644,559)		18,506,498

COMMON STOCK — 26.1%

	Shares

Communication Services — 0.9%
Spok Holdings	39,203	397,126

Consumer Discretionary — 2.0%
Caleres	20,000	432,600

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND MARCH 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Consumer Discretionary — continued
Hasbro	2,350	$126,172
Levi Strauss, Cl A	8,000	145,840
Polaris Industries	1,200	132,756

		837,368

Consumer Staples — 1.8%
Oil-Dri Corp of America	4,617	192,113
Tate & Lyle ADR	6,400	247,232
Village Super Market, Cl A	13,588	310,894

		750,239

Energy — 3.8%
Evolution Petroleum	59,168	373,350
MPLX	7,540	259,753
Nordic American Tankers	76,500	302,940
RPC	55,486	426,687
Tenaris ADR	9,430	268,001

		1,630,731

Financials — 2.0%
Artisan Partners Asset Management, Cl A	8,750	279,825
Bank of New York Mellon	8,950	406,688
US Bancorp	4,000	144,200

		830,713

Health Care — 2.9%
DENTSPLY SIRONA	4,000	157,120
Koninklijke Philips *	9,300	170,655
Novartis ADR	4,120	379,040
Utah Medical Products	5,448	516,307

		1,223,122

Industrials — 5.2%
Allison Transmission Holdings	3,150	142,506
Argan	10,780	436,266
Brady, Cl A	5,960	320,231
Healthcare Services Group *	16,770	232,600
LSI Industries	20,640	287,515
Park Aerospace	36,000	484,200
Snap-on	1,265	312,316

		2,215,634

Information Technology — 3.1%
MiX Telematics ADR	52,400	406,100
NVE	2,681	222,496

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND MARCH 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Information Technology — continued
Richardson Electronics	11,644	$259,894
Spectris	9,650	412,827

		1,301,317

Materials — 3.4%
Barrick Gold	11,000	204,270
Fortitude Gold	65,601	467,735
FutureFuel	29,979	221,245
Haynes International	6,385	319,825
Southern Copper	2,935	223,794

		1,436,869

Real Estate — 0.3%
National Storage Affiliates Trust ‡	3,000	125,340

Utilities — 0.7%
Vistra	12,705	304,920

TOTAL COMMON STOCK (Cost $10,078,835)		11,053,379

CONVERTIBLE BONDS — 17.9%

	Face Amount

Communication Services — 1.1%
Snap CV to 46.1233
0.750%, 08/01/2026	$400,000	366,400
0.250%, 05/01/2025	26,000	24,544
TripAdvisor CV to 13.5483
0.250%, 04/01/2026	114,000	93,423

		484,367

Consumer Staples — 2.8%
Turning Point Brands CV to 18.6295
2.500%, 07/15/2024	1,250,000	1,172,968

Health Care — 12.9%
Halozyme Therapeutics CV to 12.9576
0.250%, 03/01/2027	1,555,000	1,317,873
Ionis Pharmaceuticals CV to 12.0075
0.125%, 12/15/2024	1,356,000	1,247,797
Jazz Investments I CV to 4.5659
1.500%, 08/15/2024	1,015,000	981,158
Ligand Pharmaceuticals CV to 4.0244
0.750%, 05/15/2023	1,256,000	1,243,794

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND MARCH 31, 2023 (Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount	Value

Health Care — continued
Supernus Pharmaceuticals CV to 16.8545
0.625%, 04/01/2023	$675,000	$674,908

		5,465,530

Industrials — 1.1%
John Bean Technologies CV to 5.8958
0.250%, 05/15/2026	500,000	455,750

TOTAL CONVERTIBLE BONDS (Cost $7,743,962)		7,578,615

U.S. TREASURY OBLIGATION — 5.0%

U.S. Treasury Bonds
3.625%, 02/15/2053	2,130,000	2,114,690

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,139,498)		2,114,690

PREFERRED STOCK — 2.7%

	Shares

Consumer Discretionary — 0.8%
Dillard’s Capital Trust I 7.500%	12,855	331,402

Financials — 1.9%
Bank of America 4.375%	21,870	406,126
JPMorgan Chase 4.625%	20,000	422,400

		828,526

TOTAL PREFERRED STOCK (Cost $1,124,173)		1,159,928

TOTAL INVESTMENTS — 95.3% (Cost $40,731,027)		$40,413,110

Percentages are based on Net Assets of $42,425,449.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2023 was $6,198,251 and represents 14.6% of Net Assets.

*	Non-income producing security.
‡	Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND MARCH 31, 2023 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

CV — Convertible Security

PNN-QH-001-1000